Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS
10.	BORROWINGS

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturity	2025	2026
			(Audited)	(Unaudited)
Short-term borrowings
Huaxia Bank Co., Ltd. Shanghai Branch(i)	3.00%-3.45%	September to November,2026	$12,870	$13,263
China Merchants Bank Shanghai Damuqiao Branch(i)(iii)	3.25%	September,2026	8,580	8,843
Bank of Communications Shanghai Putuo Branch(i)	4.44%	January to February,2027	7,150	7,369
Industrial Bank Co., LTD. Shanghai Pudong branch(i)	3.50%-4.50%	December,2026	5,005	5,158
Bank of Nanjing North Bund Branch(i)	4.00%	March,2027	2,860	2,948
Putuo Branch of Shanghai Pudong Development Bank(i)	3.00%	May,2027	-	4,420
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	3.90%	December,2026	2,860	2,948
Xiamen International Bank Shanghai Jinqiao Branch(i)	4.90%	September to December,2026	2,860	2,948
Bank of Ningbo Co., LTD. Shanghai Lianyang branch(i)	3.95%	June,2027	2,860	2,948
Bank of Jiangsu Co., LTD. Songjiang branch(i)	3.50%-3.70%	January to March,2027	2,860	2,948
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch(ii)	2.80%-2.82%	August to November ,2026	2,860	2,948
Bank of China Limited Shanghai Zhabei branch(ii)	2.60%	September 2026 to May 2027	1,430	2,948
China Minsheng Bank Co., LTD. Shanghai branch(i)	2.85%-2.95%	July 2026 to June 2027	1,430	2,940
China Construction Bank Shanghai Jing'an Branch(i)	2.50%	April to June,2027	2,717	2,653
Bank of China Limited Shanghai Zhabei branch(i)	3.90%-4.10%	July 2026 to June 2027	2,788	1,916
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch(i)	3.50%	December,2026	2,145	1,474
Bank of Beijing Shanghai Branch(i)	3.00%	September,2026	1,430	1,474
Bank of Beijing Shanghai Branch(ii)	3.00%	September 2026 to March 2027	1,430	1,474
Bank of Beijing Shanghai Branch	3.00%	December,2026	1,430	1,474
Huangpu Branch of Bank of Shanghai(i)	3.50%	March,2027	1,430	1,474
Agricultural Bank of China Co., LTD. Shanghai Minhang branch(ii)	2.75%	November,2026	1,430	1,474
Guangfa Bank Co., LTD. Shanghai branch(ii)	3.45%	July,2026	1,430	1,474
China Minsheng Bank Co., LTD. Shanghai branch	2.85%	June,2027	4,147	1,466
China CITIC Bank Shanghai Pudian Road Branch(i)	4.00%	June,2026	2,831	-
Bank of Nanjing North Bund Branch(ii)	4.50%	March ,2027	2,145	1,474
China CITIC Bank Shanghai Pudian Road Branch	4.00%	March to June,2026	1,416	-
Total short-term borrowings			$80,394	$80,456
Long-term borrowing, current
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch(i)	4.99%	August 2026 to February 2027	$71	$74
Long-term borrowing, non-current
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch(i)	4.99%	October,2028	1,358	1,363
Total long-term borrowing			$1,429	$1,437

As of December 31, 2025 and June 30, 2026, the bank borrowings were for working capital and capital expenditure purposes borrowings consisted of the following:

(i)	As of December 31, 2025 and June 30, 2026, the bank borrowings of $64,105 and $67,161 were guaranteed by SunCar Online, one of subsidiaries of the Group, respectively.

(ii)	As of December 31, 2025 and June 30, 2026, the bank borrowings of $10,725 and $11,792 were guaranteed by Shengda Automobile, one of subsidiaries of the Group, respectively.

(iii)	The Group fully repaid the outstanding loan prior to the reporting date, and the lending arrangement was subsequently renewed.